TRANSACTION EXPENSES Q	6 Months Ended
Jun. 30, 2025
Restructuring and Related Activities [Abstract]
TRANSACTION EXPENSES	TRANSACTION EXPENSES
The Company incurred the following Transaction expenses by segment for the three months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales costs	$8,546,795	$—	$—	$8,546,795
Blockchain reward distributions	38,321	—	(4,939)	33,382
Borrowing costs	6,437	—	35,273	41,710
Mining and hosting costs	—	—	741	741
Other transaction expenses (1)	4,925	—	2,387	7,312
Transaction expenses	$8,596,478	$—	$33,462	$8,629,940

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales costs	$8,769,445	$—	$—	$8,769,445
Blockchain reward distributions	33,099	—	(3,270)	29,829
Borrowing costs	1,948	—	16,831	18,779
Mining and hosting costs	—	—	10,466	10,466
Other transaction expenses (1)	5,612	—	705	6,317
Transaction expenses	$8,810,104	$—	$24,732	$8,834,836
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(1)Other transaction expenses include trading commissions, custody, and exchange fees.
The Company incurred the following Transaction expenses by segment for the six months ended June 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2025
Digital assets sales costs	$21,385,879	$—	$—	$21,385,879
Blockchain reward distributions	106,087	—	(16,259)	89,828
Borrowing costs	12,226	—	63,322	75,548
Mining and hosting costs	—	—	6,275	6,275
Other transaction expenses (1)	13,145	—	6,274	19,419
Transaction expenses	$21,517,337	$—	$59,612	$21,576,949

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	June 30, 2024
Digital assets sales costs	$18,017,413	$—	$—	$18,017,413
Blockchain reward distributions	38,693	—	(8,485)	30,208
Borrowing costs	5,957	—	30,705	36,662
Mining and hosting costs	—	—	25,721	25,721
Other transaction expenses (1)	11,231	—	1,691	12,922
Transaction expenses	$18,073,294	$—	$49,632	$18,122,926
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(1)Other transaction expenses include trading commissions, custody, and exchange fees.